Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000234172 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Bond Fund
Class Name	Class I
Trading Symbol	SHCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class I / SHCDX	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Material Change Date	Jan. 01, 2026
Net Assets	$ 6,946,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$6,946
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financial & Lease	17%
Exploration & Production	15%
Electric	15%
Wireless	7%
Metals, Mining & Steel	7%
Chemicals	6%
Gaming	5%
Refining	4%
Services Other	3%
Paper & Forest Products	2%
All other Corporate Bonds and Notes	14%
Short-Term Investment		5%
Total		100%
(1)	Percentage of total investments as of November 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
C000234173 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Bond Fund
Class Name	Class A
Trading Symbol	VSHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class A / VSHAX	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Material Change Date	Jan. 01, 2026
Net Assets	$ 6,946,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$6,946
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financial & Lease	17%
Exploration & Production	15%
Electric	15%
Wireless	7%
Metals, Mining & Steel	7%
Chemicals	6%
Gaming	5%
Refining	4%
Services Other	3%
Paper & Forest Products	2%
All other Corporate Bonds and Notes	14%
Short-Term Investment		5%
Total		100%
(1)	Percentage of total investments as of November 30, 2025.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
C000234177 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Debt Income Fund
Class Name	Class A
Trading Symbol	VSHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class A / VSHCX	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 300,382,000
Holdings Count | Holding	296
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$300,382
Total number of portfolio holdings	296
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Foreign Government Securities		75%
Corporate Bonds and Notes		20%
Exploration & Production	10%
Metals, Mining & Steel	3%
Electric	3%
All other Corporate Bonds and Notes	4%
Affiliated Mutual Funds		3%
Short-Term Investment		1%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of November 30, 2025.

C000234176 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets Debt Income Fund
Class Name	Class I
Trading Symbol	SHMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I / SHMDX	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 300,382,000
Holdings Count | Holding	296
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$300,382
Total number of portfolio holdings	296
Portfolio turnover rate as of the end of the reporting period	67%

Holdings [Text Block]
Asset Allocation(1)
Foreign Government Securities		75%
Corporate Bonds and Notes		20%
Exploration & Production	10%
Metals, Mining & Steel	3%
Electric	3%
All other Corporate Bonds and Notes	4%
Affiliated Mutual Funds		3%
Short-Term Investment		1%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of November 30, 2025.

C000234180 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Local Markets Fund
Class Name	Class I
Trading Symbol	SHLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class I / SHLMX	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 14,457,000
Holdings Count | Holding	55
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$14,457
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	109%

Holdings [Text Block]	Asset Allocation(1)
Foreign Government Securities	100%
Total	100%
(1)	Percentage of total investments as of November 30, 2025.

C000234181 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Local Markets Fund
Class Name	Class A
Trading Symbol	VSHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class A / VSHEX	$67	1.29%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
Net Assets	$ 14,457,000
Holdings Count | Holding	55
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)
Fund net assets (‘000s)	$14,457
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	109%

Holdings [Text Block]	Asset Allocation(1)
Foreign Government Securities	100%
Total	100%
(1)	Percentage of total investments as of November 30, 2025.